Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	EVOGENE LTD.
Entity Central Index Key	0001574565
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	8,718,193
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Incorporation State Country Code	L3
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638517
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Entity File Number	001-36187
Document Accounting Standard	International Financial Reporting Standards
Trading Symbol	EVGN
Title of 12(b) Security	Ordinary shares, par value NIS 0.2 per share
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Evogene Ltd. and its subsidiaries (the Company) as of December 31, 2025, and 2024, the related consolidated statements of profit or loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13 Gad Feinstein Street
Entity Address, Address Line Two	Park Rehovot
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638517
Entity Address, Country	IL
Contact Personnel Name	Ofer Haviv
City Area Code	972
Local Phone Number	8-931-1900